FINANCIAL EXPENSES, NET	3 Months Ended
Sep. 30, 2012
FINANCIAL EXPENSES, NET [Abstract]
FINANCIAL EXPENSES, NET

NOTE 7 - FINANCIAL EXPENSES, NET:

	September 30,
	2012	2011
	($ in thousands)

Bank commissions	$9	$8
Interest income	(9)	(20)
Exchange rate differences	5	105
Interest expense (including debt issuance costs)	988	15
Change in fair value of warrants and embedded derivatives	3,225
	$4,218	$108